Prepayment for CIP Project - Schedule of Future Minimum Capital Expenditures (Details)	Sep. 30, 2024 USD ($)
Schedule of Future Minimum Capital Expenditures [Abstract]
2025	$ 7,124,943
2026	5,350,832
2027	1,175,616
Total	$ 13,651,391